Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Payables
Accrued Expenses and Other Payables

12.Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Payroll and welfare payables	16,708,584	17,422,454	2,847,272
VAT and other tax payables	32,284,265	22,288,677	3,642,536
Accrued fixed assets purchases	11,195,275	4,746,821	775,751
Other payables and accruals	6,563,877	2,451,035	400,561
Accrued bonds’ interest expenses (note 14)	39,822,083	39,820,456	6,507,674
Total accrued expenses and other payables	106,574,084	86,729,443	14,173,794